EMPLOYEE BENEFITS (Details 11) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Defined benefit plan forecast future benefit payment	R$ 2,863,475
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Year 1	339,223
Year 2	316,898
Year 3	309,058
Year 4	299,948
Year 5	291,230
Next 5 years	R$ 1,307,118